United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8519
(Investment Company Act File Number)

Federated Hermes Core Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-06-30

Date of Reporting Period: Six months ended 2024-12-31

Item 1.	Reports to Stockholders

Bank Loan Core Fund

Semi-Annual Shareholder Report - December 31, 2024

A Portfolio of Federated Hermes Core Trust

This semi-annual shareholder report contains important information about the Bank Loan Core Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bank Loan Core Fund	$4	0.08%

Key Fund Statistics

  Net Assets$472,645,150
  Number of Investments234
  Portfolio Turnover28%

Fund Holdings

Top Index Classifications (% of Net Assets)

Value	Value
Gaming	3.0%
Consumer Cyclical Services	3.5%
Industrial - Other	4.2%
Chemicals	4.6%
Building Materials	4.9%
Cash Equivalents	8.4%
Exchange Traded Funds	8.9%
Health Care	9.3%
Insurance - P&C	11.9%
Technology	22.6%

Semi-Annual Shareholder Report

Bank Loan Core Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31409N804

Q450803-A (02/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
December 31, 2024

Bank Loan Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2024 (unaudited)
Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—85.3%
		Aerospace & Defense—0.7%
$ 3,156,707		TransDigm, Inc., 2023 Term Loan J–1st Lien, 6.829% (SOFR CME +2.500%), 2/28/2031	$ 3,165,672
		Airlines—1.5%
2,502,778		American Airlines, Inc., 2021 Term Loan–1st Lien, 9.629% (SOFR CME +4.750%), 4/20/2028	2,573,594
2,571,957		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 8.367% (SOFR CME +3.750%), 10/20/2027	2,621,389
1,874,029		United Airlines, Inc., 2024 1st Lien Term Loan B–1st Lien, 6.635% (SOFR CME +2.000%), 2/22/2031	1,882,566
		TOTAL	7,077,549
		Automotive—1.5%
2,481,256		Adient US LLC, 2024 Term Loan B2–1st Lien, 6.607% (SOFR CME +2.250%), 1/31/2031	2,494,109
2,693,750		Clarios Global, LP, 2024 USD Term Loan B–1st Lien, 6.857% (SOFR CME +2.500%), 5/6/2030	2,708,229
495,000		DexKo Global, Inc., 2023 Incremental Term Loan–1st Lien, 8.579% (SOFR CME +4.250%), 10/4/2028	474,760
683,383		RealTruck Group, Inc., 2021 Term Loan B–1st Lien, 7.971% (SOFR CME +3.500%), 1/31/2028	664,306
821,172		TI Group Automotive Systems, LLC, 2021 USD Term Loan–1st Lien, 7.721% (SOFR CME +3.250%), 12/16/2026	823,484
		TOTAL	7,164,888
		Building Materials—4.9%
1,422,991		American Builders & Contractors Supply Co., Inc., 2024 Term Loan B–1st Lien, 6.107% (SOFR CME +1.750%), 1/31/2031	1,429,750
492,513		Beacon Roofing Supply, Inc., 2024 Term Loan B–1st Lien, 6.357% (SOFR CME +2.000%), 5/19/2028	494,845
1,493,586		Chamberlain Group, Inc., Term Loan B–1st Lien, 7.707% (SOFR CME +3.250%), 11/3/2028	1,504,325
1,488,750		Core & Main LP, 2024 Term Loan E–1st Lien, 6.382% (SOFR CME +2.000%), 2/9/2031	1,495,271
1,251,182		Core & Main, LP, 2024 Term Loan B–1st Lien, 6.339% (SOFR CME +2.000%), 7/27/2028	1,255,355
623,635		CP Atlas Buyer, Inc., 2021 Term Loan B–1st Lien, 8.107% (SOFR CME +3.750%), 11/23/2027	609,282
2,123,653		Foundation Building Materials Holding Co., LLC, 2021 Term Loan–1st Lien, 7.835%–8.097% (SOFR CME +3.250%), 1/31/2028	2,096,439
1,488,750		Foundation Building Materials Holding Co., LLC, 2024 Term Loan B2–1st Lien, 8.585% (SOFR CME +4.000%), 1/29/2031	1,469,218
1,862,194		GYP Holdings III Corp., 2024 Term Loan–1st Lien, 6.607% (SOFR CME +2.250%), 5/12/2030	1,870,350
433,029		Icebox Holdco III, Inc., 2021 1st Lien Term Loan–1st Lien, 8.086% (SOFR CME +3.500%), 12/22/2028	437,091
2,495,000		Johnstone Supply, LLC, Term Loan B–1st Lien, 6.875% (SOFR CME +2.500%), 6/9/2031	2,506,227
1,492,500		MI Windows and Doors, LLC, 2024 Term Loan B2–1st Lien, 7.345% (SOFR CME +3.000%), 3/28/2031	1,509,604
2,868,712		Tecta America Corp., 2023 Term Loan B–1st Lien, 8.721% (SOFR CME +4.250%), 4/10/2028	2,887,832
500,000	[2]	White Cap Buyer, LLC, 2024 Fungible Incremental Term Loan B–1st Lien, TBD, 10/31/2029	501,582
3,122,758		White Cap Buyer, LLC, 2024 Term Loan B–1st Lien, 7.607% (SOFR CME +3.250%), 10/19/2029	3,132,641
		TOTAL	23,199,812
		Cable Satellite—2.2%
3,341,397		Charter Communications Operating, LLC, 2024 Term Loan B5–1st Lien, 6.781% (SOFR CME +2.250%), 12/15/2031	3,338,139
1,825,193		UPC Financing Partnership, 2021 USD Term Loan AX–1st Lien, 7.437% (SOFR CME +2.925%), 1/31/2029	1,837,011
2,750,000		Virgin Media Bristol, LLC, 2023 USD Term Loan Y–1st Lien, 7.724% (SOFR CME +3.175%), 3/31/2031	2,728,014
2,500,000		Ziggo Financing Partnership, USD Term Loan I–1st Lien, 7.012% (SOFR CME +2.500%), 4/30/2028	2,492,662
		TOTAL	10,395,826
		Chemicals—4.6%
2,187,666		Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B–1st Lien, 6.271% (SOFR CME +1.750%), 12/20/2029	2,196,318
2,437,708		ECO Services Operations Corp., 2024 Term Loan B–1st Lien, 6.835% (SOFR CME +2.250%), 6/12/2031	2,451,615
1,976,312		H.B. Fuller Co., 2024 Term Loan B–1st Lien, 6.357% (SOFR CME +2.000%), 2/15/2030	1,992,380
1,499,063		Illuminate Buyer, LLC, 2024 1st Lien Term Loan B–1st Lien, 7.357% (SOFR CME +3.000%), 12/31/2029	1,512,419
3,796,278		Koppers, Inc., 2024 Repriced Term Loan B–1st Lien, 6.890% (SOFR CME +2.500%), 4/10/2030	3,817,651
2,120,228		Lonza Group AG, USD Term Loan B–1st Lien, 8.354% (SOFR CME +3.925%), 7/3/2028	2,084,333
3,565,421		Olympus Water US Holding Corp., 2024 USD Term Loan B–1st Lien, 7.829% (SOFR CME +3.500%), 6/20/2031	3,581,020
1,858,282		Potters Industries, LLC, 2024 Term Loan–1st Lien, 8.107% (SOFR CME +3.750%), 12/14/2027	1,878,026
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Chemicals—continued
$ 1,969,835		Sparta U.S. HoldCo., LLC, 2021 Term Loan–1st Lien, 7.803% (SOFR CME +3.250%), 8/2/2030	$ 1,985,682
		TOTAL	21,499,444
		Consumer Cyclical - Services—0.5%
473,968		City Brewing Co., LLC, 2024 First Lien Second Out PIK TL–1st Lien, 11.409% (9.909% Cash SOFR CME +5.00%, 1.500% PIK), 4/5/2028	186,428
2,358,438		Dun & Bradstreet Corp. (The), 2024 Term Loan–1st Lien, 6.588% (SOFR CME +2.250%), 1/18/2029	2,362,860
		TOTAL	2,549,288
		Consumer Cyclical Services—3.4%
3,805,790		Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B–1st Lien, 8.207% (SOFR CME +3.750%), 5/12/2028	3,822,954
3,491,250		Belron Finance 2019, LLC, 2024 USD Term Loan B–1st Lien, 7.273% (SOFR CME +2.750%), 10/16/2031	3,528,903
1,916,593		Fleet Midco I Ltd., 2024 1st Lien Term Loan B–1st Lien, 7.578% (SOFR CME +2.750%), 2/21/2031	1,930,967
3,194,625		Garda World Security Corp., 2024 Term Loan B–1st Lien, 7.897% (SOFR CME +3.500%), 2/1/2029	3,212,611
1,866,667		Raven Acquisition Holdings, LLC, Term Loan B–1st Lien, 7.607% (SOFR CME +3.250%), 11/19/2031	1,873,210
1,895,360		Tempo Acquisition, LLC, 2024 Term Loan B–1st Lien, 6.607% (SOFR CME +2.250%), 8/31/2028	1,904,837
		TOTAL	16,273,482
		Consumer Products—1.5%
2,406,861		BCPE Empire Holdings, Inc., 2024 1st Lien Term Loan–1st Lien, 7.857% (SOFR CME +3.500%), 12/11/2028	2,423,167
2,000,000		Champ Acquisition Corp., 2024 Term Loan B–1st Lien, 8.829% (SOFR CME +4.500%), 11/7/2031	2,020,000
964,209		Energizer Holdings, Inc., 2024 Term Loan B–1st Lien, 6.356% (SOFR CME +2.000%), 12/22/2027	967,979
1,879,765		VC GB Holdings I Corp., 1st Lien Term Loan–1st Lien, 8.329% (SOFR CME +4.000%), 7/21/2028	1,883,196
		TOTAL	7,294,342
		Diversified Manufacturing—1.4%
400,000	[2]	EMRLD Borrower LP, 2024 Term Loan B–1st Lien, TBD, 8/4/2031	402,084
2,313,768		EMRLD Borrower LP, Term Loan B–1st Lien, 6.933% (SOFR CME +2.500%), 5/31/2030	2,325,730
250,000	[2]	Gates Global, LLC, 2024 Term Loan B5–1st Lien, TBD, 6/4/2031	250,829
2,250,000		LSF12 Crown US Commercial Bidco, LLC, Term Loan B–1st Lien, 8.646% (SOFR CME +4.250%), 12/2/2031	2,250,011
1,266,752		Watlow Electric Manufacturing Co., Term Loan B–1st Lien, 8.085% (SOFR CME +3.500%), 3/2/2028	1,282,244
		TOTAL	6,510,898
		Finance Companies—1.6%
4,239,375		Boost Newco Borrower, LLC, 2024 USD Term Loan B–1st Lien, 6.829% (SOFR CME +2.500%), 1/31/2031	4,270,301
3,270,064		NEXUS Buyer, LLC, 2024 Term Loan B–1st Lien, 8.357% (SOFR CME +4.000%), 7/31/2031	3,286,038
		TOTAL	7,556,339
		Food & Beverage—0.6%
1,250,000		Aramark Services, Inc., 2024 Term Loan B7–1st Lien, 6.357% (SOFR CME +2.000%), 4/6/2028	1,257,031
1,584,650		US Foods, Inc., 2024 Term Loan B–1st Lien, 6.107% (SOFR CME +1.750%), 11/22/2028	1,598,627
		TOTAL	2,855,658
		Gaming—2.4%
1,486,263		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 6.607% (SOFR CME +2.250%), 2/6/2031	1,491,368
1,603,875		Caesars Entertainment, Inc., Term Loan B–1st Lien, 6.607% (SOFR CME +2.250%), 2/6/2030	1,607,211
522,881		J&J Ventures Gaming, LLC, Term Loan–1st Lien, 8.471% (SOFR CME +4.000%), 4/26/2028	526,886
1,323,995		Jack Ohio Finance, LLC, Term Loan–1st Lien, 9.221% (SOFR CME +4.750%), 10/4/2028	1,329,953
1,461,412		Light & Wonder International, Inc., 2024 Term Loan B2–1st Lien, 6.632% (SOFR CME +2.250%), 4/14/2029	1,469,245
1,387,253		Ontario Gaming GTA, LP, Term Loan B–1st Lien, 8.579% (SOFR CME +4.250%), 8/1/2030	1,391,838
1,955,131		Scientific Games Holdings, LP, 2024 USD Term Loan B–1st Lien, 7.590% (SOFR CME +3.000%), 4/4/2029	1,962,219
1,486,262		Station Casinos, LLC, 2024 Term Loan B–1st Lien, 6.375% (SOFR CME +2.000%), 3/14/2031	1,490,335
		TOTAL	11,269,055
		Health Care—8.9%
2,324,539		AHP Health Partners, Inc., 2024 Term Loan B–1st Lien, 7.107% (SOFR CME +2.750%), 8/24/2028	2,349,970
605,591		Avantor Funding, Inc., 2024 Term Loan–1st Lien, 6.457% (SOFR CME +2.000%), 11/8/2027	609,881
2,493,750		Concentra Health Services, Inc., Term Loan B–1st Lien, 6.607% (SOFR CME +2.250%), 7/28/2031	2,515,570
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Health Care—continued
$ 3,491,250		Cotiviti Corp., 2024 Term Loan–1st Lien, 7.303% (SOFR CME +2.750%), 5/1/2031	$ 3,515,270
3,971,244		Ensemble RCM, LLC, 2024 Term Loan B–1st Lien, 7.585% (SOFR CME +3.000%), 8/1/2029	4,005,257
1,481,259		IQVIA, Inc., 2023 USD Term Loan B4–1st Lien, 6.329% (SOFR CME +2.000%), 1/2/2031	1,493,109
5,202,026		Medline Borrower LP, 2024 USD Add-on Term Loan B–1st Lien, 6.607% (SOFR CME +2.250%), 10/23/2028	5,226,267
2,468,672		MH Sub I, LLC, 2023 Term Loan–1st Lien, 8.823% (SOFR CME +4.250%), 5/3/2028	2,472,745
2,231,458		Option Care Health, Inc., 2021 Term Loan B–1st Lien, 6.607% (SOFR CME +2.250%), 10/27/2028	2,246,799
3,485,015		Outcomes Group Holdings, Inc., 2024 Term Loan B–1st Lien, 7.607% (SOFR CME +3.250%), 5/6/2031	3,526,836
2,703,867		Parexel International Corp., 2024 Term Loan B–1st Lien, 7.357% (SOFR CME +3.000%), 11/15/2028	2,725,836
133,333	[2]	Raven Acquisition Holdings, LLC, Delayed Draw Term Loan–1st Lien, TBD, 11/20/2031	133,801
2,000,000		Select Medical Corp., 2024 Term Loan B–1st Lien, 6.531% (SOFR CME +2.000%), 12/3/2031	2,009,160
3,491,250		Sharp Services, LLC, 2024 Term Loan B–1st Lien, 7.579% (SOFR CME +3.250%), 12/31/2028	3,528,362
1,852,068		Vizient, Inc., 2024 Term Loan B–1st Lien, 6.357% (SOFR CME +2.000%), 8/1/2031	1,868,737
1,000,000	[2]	Waystar Technologies, Inc., 2024 1st Lien Term Loan B–1st Lien, TBD, 10/22/2029	1,005,835
2,807,183		Waystar Technologies, Inc., 2024 USD Term Loan B–1st Lien, 6.595% (SOFR CME +2.250%), 10/22/2029	2,823,563
		TOTAL	42,056,998
		Industrial - Other—4.2%
1,888	[2]	Artera Services LLC, 2024 Term Loan–1st Lien, TBD, 2/15/2031	1,874
2,132,009		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 8.457% (SOFR CME +4.000%), 3/25/2031	2,141,337
2,493,750		Dynamo Newco II GmbH, USD Term Loan B–1st Lien, 8.245% (SOFR CME +4.000%), 10/1/2031	2,521,805
3,132,140		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 7.971% (SOFR CME +3.500%), 10/21/2028	3,160,720
500,000		Fluid-Flow Products, Inc., Second Lien Term Loan–2nd Lien, 11.221% (SOFR CME +6.750%), 3/30/2029	490,000
1,739,071		Fluid-Flow Products, Inc., Term Loan–1st Lien, 8.221% (SOFR CME +3.750%), 3/31/2028	1,753,418
2,576,854		Madison IAQ, LLC, Term Loan–1st Lien, 7.889% (SOFR CME +2.750%), 6/21/2028	2,589,339
2,493,750		Madison Safety & Flow, LLC, 2024 Term Loan B–1st Lien, 7.607% (SOFR CME +3.250%), 9/26/2031	2,515,184
1,971,403		Roper Industrial Products Investment Co., LLC, 2024 USD 1st Lien Term Loan B–1st Lien, 7.107% (SOFR CME +2.750%), 11/22/2029	1,978,796
2,565,177		SPX Flow, Inc., 2024 1st Lien Term Loan B–1st Lien, 7.357% (SOFR CME +3.000%), 4/5/2029	2,589,713
		TOTAL	19,742,186
		Insurance - P&C—11.7%
500,000	[2]	Acrisure, LLC, 2024 1st Lien Term Loan B6–1st Lien, TBD, 11/6/2030	501,446
3,243,125		Acrisure, LLC, 2024 Term Loan B6–1st Lien, 7.357% (SOFR CME +3.000%), 11/6/2030	3,252,498
2,992,500		Alliant Holdings Intermediate, LLC, 2024 Term Loan B6–1st Lien, 7.106% (SOFR CME +2.750%), 9/19/2031	3,003,901
4,034,270		AmWINS Group, Inc., 2021 Term Loan B–1st Lien, 6.721% (SOFR CME +2.250%), 2/19/2028	4,051,194
4,350,000		Ardonagh Midco 3 PLC, 2024 USD Term Loan B–1st Lien, 8.079%–8.535% (SOFR CME +3.750%), 2/15/2031	4,382,625
3,470,025		AssuredPartners, Inc., 2024 Incremental Term Loan B5–1st Lien, 7.857% (SOFR CME +3.500%), 2/14/2031	3,481,407
748,057		Asurion, LLC, 2021 Term Loan B9–1st Lien, 7.709% (SOFR CME +3.250%), 7/31/2027	747,298
1,005,635		Asurion, LLC, 2024 Term Loan B12–1st Lien, 8.607% (SOFR CME +4.250%), 9/19/2030	1,004,378
3,000,000	[2]	Baldwin Insurance Group Holdings, LLC, 2024 Repriced Term Loan B–1st Lien, TBD, 5/27/2031	3,024,390
5,210,054		Broadstreet Partners, Inc., 2024 Term Loan B4–1st Lien, 7.357% (SOFR CME +3.000%), 6/13/2031	5,233,968
4,857,105		HUB International Ltd., 2024 1st Lien Term Loan B–1st Lien, 7.079%–7.367% (SOFR CME +2.750%), 6/20/2030	4,892,659
2,500,000	[2]	Ima Financial Group, Term Loan–1st Lien, TBD, 11/1/2028	2,506,250
4,144,792		Jones DesLauriers Insurance Management, Inc., 2024 Term Loan B–1st Lien, 7.821% (SOFR CME +3.250%), 3/15/2030	4,168,107
3,875,989		Ryan Specialty Group, LLC, 2024 USD Term Loan B–1st Lien, 6.607% (SOFR CME +2.250%), 9/15/2031	3,895,369
3,984,895		Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, 7.585% (SOFR CME +3.000%), 7/31/2031	4,013,845
2,266,935		Truist Insurance Holdings, LLC, 2024 Term Loan B–1st Lien, 7.107% (SOFR CME +2.750%), 5/6/2031	2,277,205
526,316		Truist Insurance Holdings, LLC, 2nd Lien Term Loan–2nd Lien, 9.079% (SOFR CME +4.750%), 5/6/2032	540,242
3,164,975		USI, Inc., 2024 Term Loan (2029)–1st Lien, 6.576% (SOFR CME +2.250%), 11/22/2029	3,163,804
490,050		USI, Inc., 2024 Term Loan (2030)–1st Lien, 6.579% (SOFR CME +2.250%), 9/27/2030	489,927
498,750	[2]	USI, Inc., 2024 Term Loan B (2029)–1st Lien, TBD, 11/23/2029	498,565
		TOTAL	55,129,078
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Leisure—0.9%
$ 2,484,713		Carnival Corp., 2024 Term Loan B2–1st Lien, 7.107% (SOFR CME +2.750%), 8/8/2027	$ 2,506,069
1,863,440		SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3–1st Lien, 6.357% (SOFR CME +2.000%), 12/4/2031	1,862,667
		TOTAL	4,368,736
		Lodging—0.2%
1,000,000		Hilton Domestic Operating Co., Inc., 2023 Term Loan B4–1st Lien, 6.088% (SOFR CME +1.750%), 11/8/2030	1,006,255
		Media Entertainment—2.4%
3,319,916		Aragorn Parent Corp., Term Loan–1st Lien, 8.339% (SOFR CME +4.000%), 12/15/2028	3,350,625
1,076,483		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 9.457% (SOFR CME +5.000%), 5/22/2026	1,083,717
2,487,516		Magnite, Inc., 2024 First Lien Term Loan B–1st Lien, 8.107% (SOFR CME +3.750%), 2/6/2031	2,521,719
894,176		Nexstar Broadcasting, Inc., 2019 Term Loan B4–1st Lien, 6.971% (SOFR CME +2.500%), 9/18/2026	898,401
711,974		Sinclair Television Group, Inc., 2022 Term Loan B4–1st Lien, 8.207% (SOFR CME +3.750%), 4/21/2029	584,887
1,852,500		Univision Communications, Inc., 2022 First Lien Term Loan B–1st Lien, 8.579% (SOFR CME +4.250%), 6/24/2029	1,863,504
947,904		Univision Communications, Inc., 2022 Term Loan B–1st Lien, 7.721% (SOFR CME +3.250%), 1/31/2029	941,980
		TOTAL	11,244,833
		Metals & Mining—0.4%
1,937,781		Grinding Media, Inc., 2024 Term Loan B–1st Lien, 8.021% (SOFR CME +3.500%), 10/12/2028	1,949,892
		Midstream—0.6%
2,992,500		CPPIB Capital, Inc, Term Loan B–1st Lien, 7.579% (SOFR CME +3.250%), 8/20/2031	3,015,887
		Packaging—2.3%
910,319		Berry Global, Inc., 2023 Term Loan AA–1st Lien, 6.342% (SOFR CME +1.750%), 7/1/2029	913,342
3,746,923		Charter NEX US, Inc., 2024 Term Loan B1–1st Lien, 7.525% (SOFR CME +3.000%), 11/29/2030	3,771,821
2,809,724		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 7.532% (SOFR CME +3.175%), 4/13/2029	2,818,504
4,000,000	[3]	RLG Holdings, LLC, 2021 2nd Lien Term Loan–2nd Lien, 11.971% (SOFR CME +7.500%), 7/6/2029	3,220,000
		TOTAL	10,723,667
		Pharmaceuticals—1.6%
1,346,025		Covetrus, Inc., Term Loan–1st Lien, 9.329% (SOFR CME +5.000%), 10/13/2029	1,298,349
1,258,658		Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B–1st Lien, 6.735% (SOFR CME +2.000%), 11/15/2027	1,255,593
492,167		ICON Luxembourg S.a.r.l., 2024 LUX Term Loan B–1st Lien, 6.329% (SOFR CME +2.000%), 7/3/2028	496,306
1,594,924		Jazz Financing Lux S.a.r.l., 2024 Term Loan B–1st Lien, 6.607% (SOFR CME +2.250%), 5/5/2028	1,600,905
2,992,742		Organon & Co., 2024 USD Term Loan–1st Lien, 6.620% (SOFR CME +2.250%), 5/19/2031	3,006,464
122,624		PRA Health Sciences, Inc., 2024 US Term Loan B–1st Lien, 6.329% (SOFR CME +2.000%), 7/3/2028	123,655
		TOTAL	7,781,272
		Restaurant—1.5%
3,970,047		1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6–1st Lien, 6.107% (SOFR CME +1.750%), 9/20/2030	3,955,993
3,107,413		IRB Holding Corp., 2024 1st Lien Term Loan B–1st Lien, 7.328% (PRIME Rate +2.750%), 12/15/2027	3,114,327
		TOTAL	7,070,320
		Retailers—0.5%
2,389,349		CNT Holdings I Corp., 2020 Term Loan–1st Lien, 8.085% (SOFR CME +3.500%), 11/8/2027	2,407,950
		Services—0.6%
2,635,982		Service Logic Acquisition, Inc., 2024 Term Loan B–1st Lien, 7.857%–8.085% (SOFR CME +3.500%), 10/29/2027	2,657,413
		Technology—22.1%
500,000		Altar Bidco, Inc., 2021 2nd Lien Term Loan–2nd Lien, 9.747% (SOFR CME +5.600%), 2/1/2030	485,625
2,435,150		Altar Bidco, Inc., 2021 Term Loan–1st Lien, 7.247% (SOFR CME +3.100%), 2/1/2029	2,433,628
1,500,000		Amentum Government Services Holdings LLC, 2024 Term Loan B–1st Lien, 6.607% (SOFR CME +2.250%), 9/29/2031	1,496,557
3,867,136		Applied Systems, Inc., 2024 1st Lien Term Loan–1st Lien, 7.329% (SOFR CME +3.000%), 2/24/2031	3,909,114
400,000		Aspect Software, Inc., 2024 Fourth Out Term Loan B–1st Lien, 11.459% (SOFR CME +7.000%), 5/5/2028	21,332
543,698		Aspect Software, Inc., 2024 Second Out Term Loan–1st Lien, 11.959% (5.459% Cash SOFR CME +1.00%, 6.500% PIK), 5/5/2028	226,994
1,258,676		Aspect Software, Inc., 2024 Third Out Term Loan A–1st Lien, 11.959% (6.459% Cash SOFR CME +2.000%, 5.500% PIK), 5/5/2028	56,640
400,000		Aspect Software, Inc., 2024 Third Out Term Loan B–1st Lien, 11.459% (SOFR CME +7.000%), 5/5/2028	27,334
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$ 4,827,892		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 7.607% (SOFR CME +3.250%), 2/15/2029	$ 4,849,449
1,455,133		Barracuda Networks, Inc., 2022 Term Loan–1st Lien, 9.085% (SOFR CME +4.500%), 8/15/2029	1,349,912
1,000,000		Boxer Parent Co., Inc., 2024 2nd Lien Term Loan–2nd Lien, 10.335% (SOFR CME +5.750%), 7/30/2032	986,670
3,203,148		Boxer Parent Co., Inc., 2024 USD Term Loan B–1st Lien, 8.335% (SOFR CME +3.750%), 7/30/2031	3,233,546
1,249,505		Camelot U.S. Acquisition, LLC, 2024 Term Loan B–1st Lien, 7.107% (SOFR CME +2.750%), 1/31/2031	1,250,092
943,849		CCC Intelligent Solutions, Inc., Term Loan–1st Lien, 6.721% (SOFR CME +2.250%), 9/21/2028	949,159
1,582,160		Central Parent, Inc., 2024 Term Loan B–1st Lien, 7.579% (SOFR CME +3.250%), 7/6/2029	1,563,277
3,201,616		Cloud Software Group, Inc., 2024 1st Lien Term Loan B–1st Lien, 7.829% (SOFR CME +3.500%), 3/30/2029	3,215,079
750,000	[2]	Cloud Software Group, Inc., 2024 USD Term Loan–1st Lien, TBD, 3/24/2031	753,349
1,000,000		Cloudera, Inc., 2021 Second Lien Term Loan–2nd Lien, 10.457% (SOFR CME +6.000%), 10/8/2029	983,750
2,169,607		Cloudera, Inc., 2021 Term Loan–1st Lien, 8.207% (SOFR CME +3.750%), 10/8/2028	2,167,914
2,172,549		CoreLogic, Inc., Term Loan–1st Lien, 7.971% (SOFR CME +3.500%), 6/2/2028	2,149,074
1,904,285		Cvent, Inc., 2024 Term Loan B–1st Lien, 7.579% (SOFR CME +3.250%), 6/17/2030	1,919,757
3,982,500		Dayforce, Inc., Term Loan B–1st Lien, 7.085% (SOFR CME +2.500%), 2/26/2031	4,012,369
920,732		DCert Buyer, Inc., 2019 Term Loan B–1st Lien, 8.357% (SOFR CME +4.000%), 10/16/2026	886,853
2,250,000		Dragon Buyer, Inc., Term Loan B–1st Lien, 7.579% (SOFR CME +3.250%), 9/30/2031	2,257,492
58,664	[2]	Epicor Software Corp., 2024 Delayed Draw Term Loan–1st Lien, TBD, 5/30/2031	59,156
498,750	[2]	Epicor Software Corp., 2024 Term Loan B–1st Lien, TBD, 5/30/2031	502,932
3,696,920		Epicor Software Corp., 2024 Term Loan E–1st Lien, 7.107% (SOFR CME +2.750%), 5/30/2031	3,727,919
1,745,625		Fortress Intermediate 3, Inc., Term Loan B–1st Lien, 7.857% (SOFR CME +3.500%), 6/27/2031	1,753,271
3,889,415		Genesys Cloud Services Holdings II, LLC, 2024 USD Term Loan B–1st Lien, 7.357%–11.000% (SOFR CME +3.000%, PRIME Rate +3.000%), 12/1/2027	3,926,928
740,467		GoTo Group, Inc., 2024 First Out Term Loan–1st Lien, 9.297% (SOFR CME +4.750%), 4/28/2028	676,602
1,022,549		GoTo Group, Inc., 2024 Second Out Term Loan–1st Lien, 9.297% (SOFR CME +4.750%), 4/28/2028	469,861
500,000	[2]	II-VI, Inc., 2024 1st Lien Term Loan B–1st Lien, TBD, 7/2/2029	502,083
2,076,203		II-VI, Inc., 2024 Term Loan B–1st Lien, 6.857% (SOFR CME +2.500%), 7/2/2029	2,084,851
2,398,277		Imagine Learning, LLC, Term Loan–1st Lien, 7.857% (SOFR CME +3.500%), 12/21/2029	2,405,604
2,221,877		Iron Mountain, Inc., 2023 Term Loan B–1st Lien, 6.357% (SOFR CME +2.000%), 1/31/2031	2,224,654
2,986,266		Marcel LUX IV S.a.r.l., 2024 USD Term Loan B7–1st Lien, 8.070% (SOFR CME +3.500%), 11/9/2030	3,031,060
3,723,574		McAfee, LLC, 2024 USD 1st Lien Term Loan B–1st Lien, 7.370% (SOFR CME +3.000%), 3/1/2029	3,731,487
1,745,625		Mitchell International, Inc., 2024 1st Lien Term Loan–1st Lien, 7.607% (SOFR CME +3.250%), 6/17/2031	1,748,732
4,785,223		MLN U.S. HoldCo, LLC, 2018 1st Lien Term Loan–1st Lien, 8.953% (SOFR CME +4.500%), 11/30/2025	143,557
2,000,000		Modena Buyer, LLC, Term Loan–1st Lien, 8.857% (SOFR CME +4.500%), 7/1/2031	1,942,140
1,743,515		NCR Atleos, LLC, 2024 Term Loan B–1st Lien, 8.397% (SOFR CME +3.750%), 4/16/2029	1,754,952
2,977,538		Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B–1st Lien, 7.579% (SOFR CME +3.250%), 10/28/2030	3,000,331
1,000,000	[2]	Project Alpha Intermediate Holding, Inc., 2024 2nd Lien Incremental Term Loan–2nd Lien, TBD, 11/22/2032	1,016,255
2,127,821		Proofpoint, Inc., 2024 Term Loan–1st Lien, 7.357% (SOFR CME +3.000%), 8/31/2028	2,140,598
1,873,753		Quartz Acquireco, LLC, 2024 Term Loan B1–1st Lien, 7.079% (SOFR CME +2.750%), 6/28/2030	1,890,149
2,470,050		Renaissance Holding Corp., 2024 1st Lien Term Loan–1st Lien, 8.329% (SOFR CME +4.000%), 4/5/2030	2,467,135
3,537,431		Rocket Software, Inc., 2023 USD Term Loan B–1st Lien, 8.607% (SOFR CME +4.250%), 11/28/2028	3,568,171
2,000,000	[2]	Skopima Merger Sub, Inc., 2024 Repriced Term Loan–1st Lien, TBD, 5/17/2028	2,010,000
2,500,000		Sophia, LP, 2024 1st Lien Term Loan B–1st Lien, 7.357% (SOFR CME +3.000%), 10/9/2029	2,520,000
500,000		Sophia, LP, 2024 2nd Lien Term Loan–2nd Lien, 9.107% (SOFR CME +4.750%), 11/15/2032	510,835
2,623,033		SS&C Technologies, Inc., 2024 Term Loan B8–1st Lien, 6.357% (SOFR CME +2.000%), 5/9/2031	2,632,870
3,587,221		UKG, Inc., 2024 Term Loan B–1st Lien, 7.325% (SOFR CME +3.000%), 2/10/2031	3,617,013
2,465,131		Vertiv Group Corp., 2024 Term Loan B–1st Lien, 6.194% (SOFR CME +1.750%), 3/2/2027	2,471,294
3,152,075		VS Buyer, LLC, 2024 1st Lien Term Loan B–1st Lien, 7.120% (SOFR CME +2.750%), 4/12/2031	3,179,655
1,322,894		World Wide Technology Holding Co., LLC, 2024 Term Loan B–1st Lien, 6.694% (SOFR CME +2.250%), 3/1/2030	1,327,855
		TOTAL	104,222,916
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Utility - Electric—0.4%
$ 1,997,972		Calpine Construction Finance Co., LP, 2023 Refinancing Term Loan B–1st Lien, 6.357% (SOFR CME +2.000%), 7/31/2030	$ 1,995,884
		Wireless Communications—0.2%
884,027		Iridium Satellite, LLC, 2024 Term Loan B–1st Lien, 6.607% (SOFR CME +2.250%), 9/20/2030	881,817
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $408,010,445)	403,067,357
		CORPORATE BONDS—5.6%
		Aerospace/Defense—0.2%
900,000		TransDigm, Inc., 144A, 6.375%, 3/1/2029	903,125
		Airlines—0.2%
500,000		American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	498,779
250,000		Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	251,755
		TOTAL	750,534
		Automotive—0.5%
1,000,000		Clarios Global LP / Clarios US Finance Co., Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,003,396
1,500,000		IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,450,105
		TOTAL	2,453,501
		Consumer Cyclical Services—0.1%
500,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	516,389
		Consumer Products—0.1%
700,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	698,323
		Diversified Manufacturing—0.3%
1,250,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	1,268,269
		Finance Companies—0.4%
650,000		Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	689,590
1,000,000		United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	995,795
		TOTAL	1,685,385
		Gaming—0.6%
900,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	891,061
1,000,000		Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2028	1,002,924
1,200,000		Penn Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	1,182,279
		TOTAL	3,076,264
		Health Care—0.3%
1,350,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,312,582
		Independent Energy—0.1%
750,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	731,142
		Insurance - P&C—0.2%
1,000,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	992,740
		Lodging—0.1%
300,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	309,551
		Metals & Mining—0.3%
1,500,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	1,485,631
		Midstream—0.4%
775,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	792,350
475,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	476,912
500,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	510,228
		TOTAL	1,779,490
		Oil Field Services—0.3%
1,325,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	1,349,648
		Paper—0.3%
1,500,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	1,418,257
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—0.2%
$ 1,000,000		Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	$ 920,044
		Retailers—0.5%
1,100,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	1,095,084
1,025,000		Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	1,067,086
		TOTAL	2,162,170
		Technology—0.5%
2,275,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,258,035
350,000		Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	351,023
		TOTAL	2,609,058
		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,163,118)	26,422,103
		ASSET-BACKED SECURITIES—0.3%
		Automotive—0.2%
304,052	[1]	Chesapeake Funding II LLC 2023-1A, Class A2, 5.847% (30-DAY AVERAGE SOFR +1.250%), 5/15/2035	305,570
187,627		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	188,995
146,830		Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	147,610
		TOTAL	642,175
		Credit Card—0.1%
600,000		Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.580%, 2/15/2027	601,329
		Equipment Lease—0.0%
119,682		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	119,807
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,358,137)	1,363,311
		COMMON STOCKS—0.1%
		Aerospace/Defense—0.0%
46,202	[4]	Constellis Holdings LLC	3,811
		Health Care—0.1%
180,104	[4]	Carestream Health, Inc.	472,773
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,853,541)	476,584
		EXCHANGE-TRADED FUNDS—8.9%
1,003,245		Invesco Senior Loan ETF	21,138,372
507,000		SPDR Blackstone Senior Loan ET	21,157,110
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $42,422,006)	42,295,482
		INVESTMENT COMPANY—8.4%
39,769,009		Federated Hermes Government Obligations Fund, Premier Shares, 4.40%[5] (IDENTIFIED COST $39,769,009)	39,769,009
		TOTAL INVESTMENT IN SECURITIES—108.6% (IDENTIFIED COST $521,576,256)[6]	513,393,846
		OTHER ASSETS AND LIABILITIES - NET—(8.6)%[7]	(40,748,696)
		TOTAL NET ASSETS—100%	$472,645,150
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 6/30/2024	$63,556,210
Purchases at Cost	$159,290,670
Proceeds from Sales	$(183,077,871)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2024	$39,769,009
Shares Held as of 12/31/2024	39,769,009
Dividend Income	$773,508

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled commitments at December 31, 2024 where the rate will be determined at time of settlement.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	Non-income-producing security.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $520,375,608.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$399,847,357	$3,220,000*	$403,067,357
Corporate Bonds	—	26,422,103	—	26,422,103
Asset-Backed Securities	—	1,363,311	—	1,363,311
Exchange-Traded Funds	42,295,482	—	—	42,295,482
Equity Securities:
Common Stocks
Domestic	—	476,584	—	476,584
Investment Company	39,769,009	—	—	39,769,009
TOTAL SECURITIES	$82,064,491	$428,109,355	$3,220,000	$513,393,846

*
Includes $3,643,320 transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market date due to observable market value being unavailable. This transfer represents the value of the security at the beginning of the period.

Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
PIK	—Payment in Kind
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2024	Year Ended June 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$8.73	$8.67	$8.82	$9.69	$9.14	$9.83
Income From Investment Operations:
Net investment income (loss)[1]	0.37	0.81	0.72	0.46	0.43	0.49
Net realized and unrealized gain (loss)	(0.04)	0.07	(0.15)	(0.86)	0.52	(0.69)
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.88	0.57	(0.40)	0.95	(0.20)
Less Distributions:
Distributions from net investment income	(0.37)	(0.82)	(0.72)	(0.47)	(0.40)	(0.49)
Net Asset Value, End of Period	$8.69	$8.73	$8.67	$8.82	$9.69	$9.14
Total Return[2]	3.84%	10.53%	6.68%	(4.39)%	10.50%	(2.15)%
Ratios to Average Net Assets:
Net expenses[3]	0.08%[4]	0.09%	0.06%	0.05%	0.05%	0.06%
Net investment income	8.38%[4]	9.30%	8.23%	4.83%	4.47%	5.22%
Expense waiver/reimbursement[5]	—%	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$472,645	$547,250	$551,322	$1,354,326	$1,968,305	$1,148,240
Portfolio turnover[6]	28%	63%	22%	44%	31%	43%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $39,769,009 of investments in affiliated holdings* (identified cost $521,576,256, including $39,769,009 of identified cost in affiliated holdings)	$513,393,846
Cash	328,564
Income receivable	3,571,924
Income receivable from affiliated holdings	144,156
Receivable for investments sold	5,873,952
Total Assets	523,312,442
Liabilities:
Payable for investments purchased	48,175,028
Income distribution payable	2,340,584
Accrued expenses (Note 5)	151,680
Total Liabilities	50,667,292
Net assets for 54,406,154 shares outstanding	$472,645,150
Net Assets Consist of:
Paid-in capital	$692,027,204
Total distributable earnings (loss)	(219,382,054)
Total Net Assets	$472,645,150
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$472,645,150 ÷ 54,406,154 shares outstanding, no par value, unlimited shares authorized	$8.69

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended December 31, 2024 (unaudited)

Investment Income:
Interest	$18,244,767
Dividends (including $773,508 received from affiliated holdings*)	2,441,583
TOTAL INCOME	20,686,350
Expenses:
Administrative fee (Note 5)	2,476
Custodian fees	8,199
Transfer agent fees	17,803
Directors’/Trustees’ fees (Note 5)	1,834
Auditing fees	21,040
Legal fees	5,377
Portfolio accounting fees	128,371
Printing and postage	9,856
Commitment fee	2,077
Miscellaneous (Note 5)	8,474
TOTAL EXPENSES	205,507
Net investment income	20,480,843
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(2,685,425)
Net change in unrealized depreciation of investments	147,577
Net realized and unrealized gain (loss) on investments	(2,537,848)
Change in net assets resulting from operations	$17,942,995

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2024	Year Ended 6/30/2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,480,843	$46,185,345
Net realized gain (loss)	(2,685,425)	(16,820,856)
Net change in unrealized appreciation/depreciation	147,577	20,112,255
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,942,995	49,476,744
Distributions to Shareholders	(20,533,220)	(46,478,083)
Share Transactions:
Proceeds from sale of shares	77,745,000	156,720,000
Net asset value of shares issued to shareholders in payment of distributions declared	7,205,545	10,736,665
Cost of shares redeemed	(156,965,058)	(174,527,808)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(72,014,513)	(7,071,143)
Change in net assets	(74,604,738)	(4,072,482)
Net Assets:
Beginning of period	547,249,888	551,322,370
End of period	$472,645,150	$547,249,888
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Bank Loan Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
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For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Financial Statements and Additional Information

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 12/31/2024	Year Ended 6/30/2024
Shares sold	8,938,600	17,906,259
Shares issued to shareholders in payment of distributions declared	828,510	1,229,634
Shares redeemed	(18,059,064)	(20,004,773)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(8,291,954)	(868,880)
4. FEDERAL TAX INFORMATION
At December 31, 2024, the cost of investments for federal tax purposes was $520,375,608. The net unrealized depreciation of investments for federal tax purposes was $6,981,762. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $4,630,853 and unrealized depreciation from investments for those securities having an excess of cost over value of $11,612,615.
As of June 30, 2024, the Fund had a capital loss carryforward of $210,814,514 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$44,369,269	$166,445,245	$210,814,514
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Semi-Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2024, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2024, were as follows:
Purchases	$131,006,315
Sales	$159,272,726
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2024, the Fund had no outstanding loans. During the six months ended December 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2024, there were no outstanding loans. During the six months ended December 31, 2024, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Core Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	1,013,322,432.510	0.000	0	N/A
John B. Fisher	1,013,322,432.510	0.000	0	N/A
John G. Carson	1,013,322,432.510	0.000	0	N/A
G. Thomas Hough	966,480,352.584	46,842,079.926	0	N/A
Karen L. Larrimer	1,013,322,432.510	0.000	0	N/A
Max F. Miller	1,013,322,432.510	0.000	0	N/A
Frank J. Nasta	1,013,322,432.510	0.000	0	N/A
Thomas M. O’Neill	966,480,352.584	46,842,079.926	0	N/A
Madelyn A. Reilly	1,013,322,432.510	0.000	0	N/A
John S. Walsh	966,480,352.584	46,842,079.926	0	N/A
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Bank Loan Core Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s
Semi-Annual Financial Statements and Additional Information

investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2023, the Fund underperformed its benchmark index. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of
Semi-Annual Financial Statements and Additional Information

Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Bank Loan Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450803 (2/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Bank Loan Core Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Bank Loan Core Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Bank Loan Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Bank Loan Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Core Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Fisher
John B. Fisher, President - Principal Executive Officer

Date:  February 24, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 24, 2025